Commitments and contingencies - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Davita Inc [Member] | Master Care Coordination Services Agreement [Member]
Initial term of agreement				3 years
Renewal term				1 year
Monthly payment commitment for care coordination services multiplied by the number of covered patients	$ 10.00
Payment commitment for patient engagement services multiplied by the number of covered patients	$ 3.50
SafeHarborPlan [Member]
Defined benefit contribution percentage				5.00%
Defined benefit contribution amount		$ 100,000	$ 100,000	$ 200,000	$ 200,000